PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2015
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5.PREPAYMENTS AND OTHER CURRENT ASSETS

	2014	2015
	RMB	RMB
Rental and other deposits	1,167	1,411
Prepayments for rental and others	11,291	14,455
Employee advances	2,668	4,059
Payments made on behalf of customers	324,812	421,415
Prepaid insurance premium	973	1,093
Interest income receivable	72,241	52,725
Unutilized input/prepaid value-added tax	14,000	—
Others	1,280	1,557

Total	428,432	496,715

Payments made on behalf of customers are associated with the operations of the Company’s business process outsourcing services. The Company has remitted funds in advance on behalf of its customers for purposes such as monthly customers’ employee benefits, social insurance and payroll payments, which will be reimbursed to the Company in the near term. The Company provided an allowance for payments made on behalf of customers when facts and circumstances indicate that the receivable is unlikely to be collected. The movement of allowance for payments made on behalf of customers is analyzed as follows:

	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of period	6,079	3,632	958
Additions	1,313	—	1,723
Reversals	—	(676)	—
Write-offs	(3,760)	(1,998)	(1,825)

Balance at end of period	3,632	958	856